Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.43%
Communication Services - 3.11%
AdTheorent Holding Co.,
Inc.* 78,870 $ 101,742
Arena Group Holdings,
Inc. (The)* 10,000 42,800
Cineverse Corp.* 25,067 28,827
DallasNews Corp. 987 4,540
DHI Group, Inc.* 135,100 413,406
EverQuote, Inc., Class A* 20,400 147,492
Harte Hanks, Inc.* 12,746 82,977
Innovid Corp.* 33,700 43,136
LiveOne, Inc.* 33,700 32,224
Loop Media, Inc.* 61,200 30,416
Outbrain, Inc.* 95,800 466,546
PodcastOne, Inc.* 1,605 3,178
Salem Media Group, Inc.* 526,376 310,562
SPAR Group, Inc.* 120,200 115,765
SurgePays, Inc.*+ 91,058 426,151
Zedge, Inc., Class B* 16,700 36,573
2,286,335
Consumer Discretionary - 8.81%
1stdibs.com, Inc.* 31,200 113,568
AMCON Distributing Co. 2,180 449,080
American Outdoor Brands,
Inc.* 8,400 82,152
Big Lots, Inc.+ 105,300 538,083
Cooper-Standard
Holdings, Inc.* 11,300 151,646
Crown Crafts, Inc. 41,600 195,936
Dixie Group, Inc. (The)* 23,669 16,308
Educational Development
Corp.* 55,700 59,042
Envela Corp.* 10,000 47,400
Escalade, Inc. 3,700 56,647
Express, Inc.* 6,300 56,700
GAN, Ltd.* 421,279 488,684
Hooker Furnishings Corp. 3,100 60,295
Jerash Holdings US, Inc.+ 24,900 74,949
Kandi Technologies Group,
Inc.* 390,948 1,352,680
Lakeland Industries, Inc. 8,500 128,095
Lazydays Holdings, Inc.* 11,500 87,400
Lifetime Brands, Inc. 20,000 112,600
Lincoln Educational
Services Corp.* 110,564 934,266
Live Ventures, Inc.* 10,302 291,443
Nautilus, Inc.* 46,800 39,785
PlayAGS, Inc.* 80,400 524,208
Potbelly Corp.* 22,000 171,600
RumbleON, Inc., Class B* 9,600 58,848
Strattec Security Corp.* 3,000 69,300
Industry Company Shares Value
Consumer Discretionary (continued)
Tilly's, Inc., Class A* 36,888 $ 299,530
Vince Holding Corp.* 16,500 25,872
6,486,117
Consumer Staples - 3.06%
Lifevantage Corp. 12,800 82,560
Lifeway Foods, Inc.* 41,659 430,754
Limoneira Co.+ 19,069 292,137
Mama's Creations, Inc.* 22,467 98,181
Mannatech, Inc. 23,388 242,066
Natural Alternatives
International, Inc.* 50,300 326,447
Natural Health Trends
Corp. 7,600 40,660
Nature's Sunshine
Products, Inc.* 32,200 533,554
Oil-Dri Corp. of America 1,900 117,325
Thorne HealthTech, Inc.* 8,700 88,653
2,252,337
Energy - 5.47%
Adams Resources &
Energy, Inc. 1,700 57,273
American Resources
Corp.*+ 684,650 1,143,366
Barnwell Industries, Inc. 80,030 210,879
Energy Services of
America Corp. 15,000 60,675
Epsilon Energy, Ltd. 198,045 1,045,678
Evolution Petroleum
Corp.+ 47,617 325,700
Forum Energy
Technologies, Inc.*+ 2,300 55,246
Independence Contract
Drilling, Inc.* 19,380 58,140
Mammoth Energy
Services, Inc.* 32,600 151,264
Mexco Energy Corp. 3,860 50,132
NCS Multistage Holdings,
Inc.* 700 11,018
PEDEVCO Corp.* 122,617 123,843
PHX Minerals, Inc. 22,880 83,283
PrimeEnergy Resources
Corp.* 4,300 498,757
Smart Sand, Inc.* 65,218 151,306
4,026,560
Financials - 18.94%
Acacia Research Corp.* 218,100 796,065
AmeriServ Financial, Inc. 15,000 39,750

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Ames National Corp. 18,900 $ 313,551
Atlantic American Corp. 81,700 158,498
Bank7 Corp. 5,540 124,705
Bankwell Financial Group,
Inc. 4,200 101,934
Blue Ridge Bankshares,
Inc. 6,430 29,064
C&F Financial Corp.+ 1,200 64,320
CF Bankshares, Inc. 4,800 81,216
Chemung Financial Corp. 2,150 85,162
ChoiceOne Financial
Services, Inc.+ 4,242 83,313
Citizens Community
Bancorp, Inc. 43,900 421,440
Codorus Valley Bancorp,
Inc.+ 18,175 338,782
Colony Bankcorp, Inc. 27,265 272,514
Community West
Bancshares 5,000 64,950
Consumer Portfolio
Services, Inc.*+ 59,459 539,293
Eagle Bancorp Montana,
Inc. 2,700 31,914
Evans Bancorp, Inc.+ 6,365 170,582
Finward Bancorp 1,442 30,268
First Community Corp. 17,837 308,045
FS Bancorp, Inc. 5,400 159,300
FVCBankcorp, Inc.* 61,265 784,805
Guild Holdings Co.,
Class A 921 10,103
Investar Holding Corp. 23,165 245,317
Kingstone Cos., Inc.* 953 1,677
Kingsway Financial
Services, Inc.* 32,712 246,976
LCNB Corp.+ 30,292 432,267
Logan Ridge Finance
Corp. 20,483 423,384
MainStreet Bancshares,
Inc. 2,100 43,134
Manhattan Bridge Capital,
Inc. 15,216 73,037
Medallion Financial Corp.+ 90,730 636,925
Meridian Corp. 9,843 96,412
National Bankshares, Inc. 2,637 66,030
Norwood Financial Corp. 12,014 309,481
Oak Valley Bancorp+ 33,818 848,155
OP Bancorp 26,254 240,224
Orrstown Financial
Services, Inc. 4,500 94,545
Parke Bancorp, Inc. 11,067 180,281
Paysign, Inc.* 194,070 378,436
PCB Bancorp 5,400 83,430
Industry Company Shares Value
Financials (continued)
Peoples Bancorp of North
Carolina, Inc. 7,200 $ 161,856
Plumas Bancorp 2,743 93,646
Portman Ridge Finance
Corp. 2,100 40,425
Primis Financial Corp. 55,000 448,250
Security National Financial
Corp., Class A* 178,084 1,396,179
Southern States
Bancshares, Inc. 5,400 121,986
Third Coast Bancshares,
Inc.* 37,100 634,410
Timberland Bancorp, Inc. 21,062 570,780
US Global Investors, Inc.,
Class A 3,753 10,696
Virginia National
Bankshares Corp. 11,408 346,233
Western Asset Mortgage
Capital Corp. 50,285 472,679
Western New England
Bancorp, Inc. 35,368 229,538
13,935,963
Health Care - 29.79%
Adicet Bio, Inc.* 114,900 157,413
American Shared Hospital
Services*# 209,067 516,395
Anixa Biosciences, Inc.* 21,000 68,670
ARCA biopharma, Inc.* 46,948 94,365
Athira Pharma, Inc.* 83,593 168,858
Avita Medical, Inc.* 28,518 416,648
Avrobio, Inc.*+ 116,400 179,256
Bolt Biotherapeutics, Inc.* 26,000 27,040
Cabaletta Bio, Inc.* 46,021 700,440
CareCloud, Inc.* 211,251 242,939
CervoMed, Inc.*+ 1,864 8,891
Chimerix, Inc.* 730,524 701,157
Cidara Therapeutics, Inc.* 60,060 56,589
ClearPoint Neuro, Inc.*+ 66,992 335,630
Clene, Inc.* 100,774 49,974
Co.-Diagnostics, Inc.* 272,900 289,274
Context Therapeutics, Inc.* 105,809 159,772
Cumberland
Pharmaceuticals, Inc.* 233,068 440,498
CVRx, Inc.* 8,700 131,979
CytomX Therapeutics, Inc.* 183,624 236,875
Design Therapeutics, Inc.* 80,500 189,980
Dominari Holdings, Inc.* 20,500 49,405
Electromed, Inc.* 79,338 824,322
Eton Pharmaceuticals,
Inc.*+ 190,562 794,644

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Eyenovia, Inc.* 47,900 $ 79,514
EyePoint Pharmaceuticals,
Inc.*+ 72,100 576,079
Fennec Pharmaceuticals,
Inc.*+ 34,200 256,842
FONAR Corp.* 47,300 728,420
Graphite Bio, Inc.* 19,300 47,864
Harrow, Inc.*+ 190,500 2,737,485
Harvard Bioscience, Inc.* 89,383 384,347
iCAD, Inc.*+ 74,600 157,406
Inogen, Inc.* 107,900 563,238
Inozyme Pharma, Inc.* 54,283 227,989
Invivyd, Inc.* 211,800 360,060
Joint Corp. (The)* 14,800 133,052
Kewaunee Scientific Corp.* 16,900 299,130
Kezar Life Sciences, Inc.* 71,500 85,085
Kronos Bio, Inc.*+ 115,275 149,857
Lineage Cell Therapeutics,
Inc.* 324,200 382,556
MEI Pharma, Inc.*+ 18,369 128,767
Mersana Therapeutics,
Inc.* 581,700 738,759
Milestone Scientific, Inc.* 243,700 224,204
Nkarta, Inc.* 494,167 686,892
Ocuphire Pharma, Inc.*+ 41,500 139,025
OptimizeRx Corp.* 84,100 654,298
Optinose, Inc.* 55,400 68,142
Ovid therapeutics, Inc.* 161,800 621,312
Passage Bio, Inc.* 366,500 241,157
Phio Pharmaceuticals
Corp.* 23,486 35,229
Pro-Dex, Inc.* 1,700 26,690
ProPhase Labs, Inc.*+ 14,289 62,443
Protara Therapeutics, Inc.* 24,800 41,416
Pulmatrix, Inc.* 9,700 19,691
Pyxis Oncology, Inc.* 115,900 230,641
Quince Therapeutics, Inc.* 33,495 37,514
Relmada Therapeutics,
Inc.*+ 47,402 142,206
Reneo Pharmaceuticals,
Inc.*+ 15,880 120,926
Retractable Technologies,
Inc.* 66,434 79,056
Rigel Pharmaceuticals,
Inc.* 169,200 182,736
scPharmaceuticals, Inc.*+ 85,000 605,200
Semler Scientific, Inc.* 39,676 1,006,580
Sientra, Inc.* 15,400 42,812
Societal CDMO, Inc.* 249,600 117,062
SunLink Health Systems,
Inc.*# 192,800 154,259
Sunshine Biopharma, Inc.* 286,100 88,977
Industry Company Shares Value
Health Care (continued)
Tabula Rasa HealthCare,
Inc.* 18,300 $ 188,673
Talaris Therapeutics, Inc.* 202,675 569,517
Tela Bio, Inc.* 5,000 40,000
VYNE Therapeutics, Inc.*+ 1,025 4,100
XBiotech, Inc.* 65,041 267,969
Xilio Therapeutics, Inc.* 34,400 72,584
XOMA Corp.* 200 2,818
Y-mAbs Therapeutics, Inc.* 49,900 271,955
21,923,548
Industrials - 9.91%
Acme United Corp. 27,485 821,527
Alpha Pro Tech, Ltd.* 8,900 38,626
ARC Document Solutions,
Inc. 325,250 1,034,295
Asure Software, Inc.* 22,900 216,634
Avalon Holdings Corp.,
Class A* 14,700 28,519
Byrna Technologies, Inc.*+ 61,771 138,367
DLH Holdings Corp.* 89,020 1,038,863
Gencor Industries, Inc.* 3,500 49,455
Graham Corp.* 13,500 224,100
Hudson Global, Inc.* 10,958 212,366
Innodata, Inc.*+ 11,200 95,536
Innovative Solutions and
Support, Inc.* 6,400 48,640
L B Foster Co., Class A* 5,500 104,005
Limbach Holdings, Inc.* 7,100 225,283
LS Starrett Co. (The),
Class A* 27,401 294,561
LSI Industries, Inc. 58,300 925,804
Mastech Digital, Inc.* 13,697 123,273
Matrix Service Co.* 12,800 151,040
Mistras Group, Inc.* 56,000 305,200
Orion Group Holdings,
Inc.* 23,965 128,452
Patriot Transportation
Holding, Inc.* 12,400 105,276
Pioneer Power Solutions,
Inc.* 38,100 238,506
Quad/Graphics, Inc.* 11,000 55,330
Quest Resource Holding
Corp.* 9,700 71,780
Skillsoft Corp.* 133,004 117,895
Steel Connect, Inc.*+ 4,114 44,020
Sunworks, Inc.*+ 302,073 157,078
Virco Mfg. Corp.* 17,600 139,744

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Willis Lease Finance
Corp.* 3,799 $ 160,698
7,294,873
Information Technology - 11.09%
Airgain, Inc.* 17,200 63,124
Amtech Systems, Inc.* 7,800 59,436
Applied Optoelectronics,
Inc.* 39,300 431,121
Astrotech Corp.* 4,700 47,423
AudioEye, Inc.* 663 3,282
Brightcove, Inc.* 63,600 209,244
Cemtrex, Inc.*+ 18,929 92,373
Climb Global Solutions,
Inc. 2,500 107,525
Coda Octopus Group,
Inc.*+ 2,900 17,980
Computer Task Group,
Inc.* 128,810 1,330,607
CoreCard Corp.* 3,401 68,020
Daktronics, Inc.* 32,800 292,576
eGain Corp.* 23,200 142,216
Everspin Technologies,
Inc.* 9,700 95,351
Immersion Corp. 23,300 154,013
inTEST Corp.* 55,734 845,485
Issuer Direct Corp.* 5,268 99,038
Iteris, Inc.* 99,800 413,172
Key Tronic Corp.* 18,100 80,907
Mind CTI, Ltd. 5,600 10,472
Minim, Inc.* 27,881 39,033
Neonode, Inc.*+ 25,123 40,197
Park City Group, Inc.+ 27,727 242,889
PCTEL, Inc. 172,769 718,719
Porch Group, Inc.* 933,000 748,826
Quantum Corp.* 84,800 51,728
RF Industries, Ltd.* 29,696 89,385
Rimini Street, Inc.* 105,900 232,980
SigmaTron International,
Inc.* 70,800 221,604
SilverSun Technologies,
Inc. 1,900 6,327
Synchronoss
Technologies, Inc.* 524,900 503,904
Taitron Components, Inc.,
Class A 68,200 242,110
TSR, Inc.* 5,328 44,862
Universal Security
Instruments, Inc.*+ 100,600 240,937
WeTrade Group, Inc.*+ 8,400 112,812
Industry Company Shares Value
Information Technology (continued)
Wrap Technologies, Inc.*+ 38,400 $ 57,600
8,157,278
Materials - 4.01%
Advanced Emissions
Solutions, Inc.* 306,164 544,972
Ampco-Pittsburgh Corp.* 58,032 152,624
Ascent Industries Co.* 43,255 383,672
Caledonia Mining Corp.
PLC+ 29,235 288,257
Flexible Solutions
International, Inc. 55,300 150,416
Friedman Industries, Inc. 85,021 1,139,281
Gold Resource Corp. 316,848 135,611
Gulf Resources, Inc.* 81,460 151,516
Northern Technologies
International Corp. 252 3,369
2,949,718
Real Estate - 2.89%
Alpine Income Property
Trust, Inc. 67,794 1,109,110
American Realty Investors,
Inc.* 5,872 85,849
AMREP Corp.* 28,100 472,712
Clipper Realty, Inc. 26,863 139,150
Douglas Elliman, Inc. 139,800 315,948
2,122,769
Utilities - 2.35%
Cadiz, Inc.*+ 81,700 270,427
Consolidated Water Co.,
Ltd.+ 38,600 1,097,784
Spruce Power Holding
Corp.* 530,900 361,012
1,729,223
TOTAL COMMON STOCKS - 99.43% 73,164,721
(Cost $82,406,933)
.
Rights - 0.00%
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 18,900 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Warrants - 0.00%
Imperalis Holding Corp.,
expiring 04/13/28*
∆
#+ 258,500 $ –
TOTAL WARRANTS - 0.00% –
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.06%
Fidelity Investments Money
Market Government
Portfolio Class I 5.23% 46,783
46,783
TOTAL MONEY MARKET FUND - 0.06% 46,783
(Cost $46,783)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 7.97%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.30% 5,858,727
5,858,727
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 7.97% 5,858,727
(Cost $5,858,727)
TOTAL INVESTMENTS
-
107.46%
$ 79,070,231
(Cost $88,312,443)
Liabilities in Excess of Other Assets - (7.46%) (5,487,633)
NET ASSETS - 100.00% $ 73,582,598
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $670,654, which is 0.91% of total net assets.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2023.
^ Rate disclosed as of September 30, 2023.
+ This security or a portion of the security is out on loan as of
September 30, 2023. Total loaned securities had a value of
$7,823,193 as of September 30, 2023.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2023 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 73,164,721 $ – $ – $ 73,164,721
Rights – – 0 0
Warrants – – 0 0
Money Market Fund 46,783 – – 46,783
Investments Purchased With Cash Proceeds From Securities
Lending 5,858,727 – – 5,858,727
TOTAL
$79,070,231 $– $0 $79,070,231
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights Warrants Total
Balance as of 06/30/2023 $ 0 $ – $ 0
Purchases/Issuances – 0 0
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) – – –
Transfers in – – –
Transfers out – – –
Balance as of 09/30/2023 $ 0 $ 0 $ 0
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2023 $ – $ – $ –